Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals)	Feb. 24, 2026 USD ($) $ / shares shares
Pre-Consolidation Shares
CapitalUnits | $	$ 800,000
Class A Ordinary Shares
Authorized share capital (in Shares) | shares	1,900,000,000
Class A Ordinary Shares | Ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.0004
Class A Ordinary Shares | Pre-Consolidation Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0004
Class B Ordinary Shares
Authorized share capital (in Shares) | shares	100,000,000
Class B Ordinary Shares | Ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.0004
Class B Ordinary Shares | Pre-Consolidation Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0004